UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2011
                                               ---------------------

Check here if Amendment [   ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Act II Management, L.P.
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Address:   444 Madison Avenue 24th Floor
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           New York, New York 10022
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           ------------------------------------


Form 13F File Number: 028-13250
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dennis H. Leibowitz
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Title:  Principal
      ------------------------------------
Phone:  212-247-2990
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Signature,  Place,  and  Date  of  Signing:

/s/ Dennis H. Leibowitz            New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:              40
                                         --------------
Form 13F Information Table Value Total:  $      369,065
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                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    13F File Number                          Name

NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM            037833100   16,728    48,000 SH       SOLE                   48,000      0    0
AT&T INC                     COM            00206R102    8,173   267,000 SH       SOLE                  267,000      0    0
ATMEL CORP                   COM            049513104    1,731   127,000 SH       SOLE                  127,000      0    0
CBS CORP NEW                 CL A           124857103   10,216   408,000 SH       SOLE                  408,000      0    0
CINEMARK HOLDINGS INC        COM            17243V102   15,559   804,100 SH       SOLE                  804,100      0    0
COMCAST CORP NEW             CL A           20030N101   19,665   795,500 SH       SOLE                  795,500      0    0
CROWN CASTLE INTL CORP       COM            228227104   12,765   300,000 SH       SOLE                  300,000      0    0
DIRECTV                      COM CL A       25490A101   12,074   258,000 SH       SOLE                  258,000      0    0
ECHOSTAR CORP                CL A           278768106   11,528   304,560 SH       SOLE                  304,560      0    0
ENTROPIC COMMUNICATIONS INC  COM            29384R105    7,329   867,340 SH       SOLE                  867,340      0    0
GOOGLE INC                   CL A           38259P508   12,029    20,500 SH       SOLE                   20,500      0    0
HSN INC                      COM            404303109    5,591   174,543 SH       SOLE                  174,543      0    0
INTERDIGITAL INC             COM            45867G101      477    10,000 SH       SOLE                   10,000      0    0
INTERPUBLIC GROUP COS INC    COM            460690100   17,227 1,370,478 SH       SOLE                1,370,478      0    0
INTERPUBLIC GROUP COS INC    COM            460690100    7,107   565,400 SH  PUT  SOLE                  565,400      0    0
INTUIT                       COM            461202103    1,859    35,000 SH       SOLE                   35,000      0    0
KNOLOGY INC                  COM            499183804    3,074   238,100 SH       SOLE                  238,100      0    0
LIBERTY GLOBAL INC           COM SER A      530555101    3,876    93,600 SH       SOLE                   93,600      0    0
LIBERTY GLOBAL INC           COM SER C      530555309    4,159   104,000 SH       SOLE                  104,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302   15,441   209,591 SH       SOLE                  209,591      0    0
LIVEPERSON INC               COM            538146101   10,704   846,799 SH       SOLE                  846,799      0    0
MANPOWER INC                 COM            56418H100   18,531   294,700 SH       SOLE                  294,700      0    0
MARCHEX INC                  CL B           56624R108    1,018   129,300 SH       SOLE                  129,300      0    0
MONRO MUFFLER BRAKE INC      COM            610236101   10,824   328,184 SH       SOLE                  328,184      0    0
NII HLDGS INC                CL B NEW       62913F201    4,167   100,000 SH       SOLE                  100,000      0    0
NXP SEMICONDUCTORS N V       COM            N6596X109    7,941   265,000 SH       SOLE                  265,000      0    0
OMNICOM GROUP INC            COM            681919106   14,424   294,000 SH       SOLE                  294,000      0    0
QUALCOMM INC                 COM            747525103   11,076   202,000 SH       SOLE                  202,000      0    0
QUALCOMM INC                 COM            747525103    9,431   172,000 SH  PUT  SOLE                  172,000      0    0
REACHLOCAL INC               COM            75525F104    2,541   127,054 SH       SOLE                  127,054      0    0
RIGNET INC                   COM            766582100    9,415   517,884 SH       SOLE                  517,884      0    0
SBA COMMUNICATIONS CORP      COM            78388J106    6,256   157,650 SH       SOLE                  157,650      0    0
SHUTTERFLY INC               COM            82568P304   12,480   238,344 SH       SOLE                  238,344      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100   19,701   428,100 SH       SOLE                  428,100      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100    3,240    70,400 SH  PUT  SOLE                   70,400      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100    6,194 1,335,000 SH       SOLE                1,335,000      0    0
SYNCHRONOSS TECHNOLOGIES INC COM            87157B103    1,943    55,917 SH       SOLE                   55,917      0    0
TIME WARNER INC              COM NEW        887317303   17,154   480,500 SH       SOLE                  480,500      0    0
VIACOM INC NEW               CL B           92553P201   13,165   283,000 SH       SOLE                  283,000      0    0
WEB COM GROUP INC            COM            94733A104    2,252   154,500 SH       SOLE                  154,500      0    0
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